Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Institutional)	Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	FTSE Emerging Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	FTSE Emerging Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014	MSCI Emerging Markets Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	MSCI Emerging Markets Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014	Spliced Emerging Markets Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Spliced Emerging Markets Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.67%	0.66%	(0.15%)	0.78%	1.24%	1.24%	(2.19%)	(2.19%)	1.24%	1.24%
Five Years	1.96%		1.43%	1.56%	2.06%		1.78%		2.13%
Ten Years	8.16%		7.69%	6.74%	8.99%		8.43%		8.33%
Since Inception		(1.08%)				(1.13%)		(1.39%)		(0.98%)